Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Corporation does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, the Corporation does not take material nonpublic information into account when determining the timing and terms of such awards. Although the Corporation does not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule. In 2025, the Corporation did not grant new awards of stock options to our Named Executive Officers during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Method	The Corporation does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Corporation does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, the Corporation does not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false